Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total		Number of Shares [member]		Issued Capital [member]	Share Purchase Warrants Reserve [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]		Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2022		$ 6,717,675				$ 3,752,662	$ 83,077	$ 22,578	$ 8,142	$ (47,250)	[1]	$ 66,547		$ 2,898,466
Balance, shares at beginning of period at Dec. 31, 2022		452,318,526		452,319,000
Total comprehensive income
Net earnings		$ 111,391												111,391
OCI	[1]	40,700								40,700		40,700
Total comprehensive income		152,091								40,700	[1]	40,700		111,391
SBC expense	[1]	1,542						631	911			1,542
Options exercised	[1]	$ 9,056				10,808		(1,752)				(1,752)
Options exercised, shares		397,636	[2]	398,000	[1]
RSUs released	[1]					2,484			(2,484)			(2,484)
RSUs released, shares		59,672	[2]	59,000	[1]
Dividends (Note 17.2)		$ (67,910)												(67,910)
Warrant expiration							(83,077)					(83,077)		83,077
Realized loss/(gain) on disposal of LTIs ¹ (Note 18.3)	[1]									990		990		(990)
Balance end of period at Mar. 31, 2023		$ 6,812,454				3,765,954		21,457	6,569	(5,560)	[1]	22,466		3,024,034
Balance, shares at end of period at Mar. 31, 2023		452,775,834		452,776,000
Balance at beginning of period at Dec. 31, 2022		$ 6,717,675				3,752,662	$ 83,077	22,578	8,142	(47,250)	[1]	66,547		2,898,466
Balance, shares at beginning of period at Dec. 31, 2022		452,318,526		452,319,000
Total comprehensive income
Net earnings		$ 252,839
OCI		(6,339)
Total comprehensive income		246,500
Dividends (Note 17.2)														(135,848)
Realized loss/(gain) on disposal of LTIs ¹ (Note 18.3)		(45)
Balance end of period at Jun. 30, 2023		$ 6,846,413				3,773,227		22,019	6,222	(54,430)	[1]	(26,189)		3,099,375
Balance, shares at end of period at Jun. 30, 2023		452,969,332		452,969,000
Balance at beginning of period at Mar. 31, 2023		$ 6,812,454				3,765,954		21,457	6,569	(5,560)	[1]	22,466		3,024,034
Balance, shares at beginning of period at Mar. 31, 2023		452,775,834		452,776,000
Total comprehensive income
Net earnings		$ 141,448												141,448
OCI	[1]	(47,039)								(47,039)		(47,039)
Total comprehensive income		94,409								(47,039)	[1]	(47,039)		141,448
SBC expense	[1]	1,859						724	1,135			1,859
Options exercised	[1]	$ 871				1,033		(162)				(162)
Options exercised, shares		32,611	[2]	33,000	[1]
RSUs released	[1]					1,482			(1,482)			(1,482)
RSUs released, shares		60,155	[2]	60,000	[1]
Dividends (Note 17.2)		$ (63,180)				4,758								(67,938)
Dividends (Note 18.2), shares		100,732	[3]	100,000
Realized loss/(gain) on disposal of LTIs ¹ (Note 18.3)		$ 945								(1,831)	[1]	(1,831)	[1]	1,831	[1]
Balance end of period at Jun. 30, 2023		$ 6,846,413				3,773,227		22,019	6,222	(54,430)	[1]	(26,189)		3,099,375
Balance, shares at end of period at Jun. 30, 2023		452,969,332		452,969,000
Total comprehensive income
Net earnings		$ 284,805												284,805
OCI	[1]	(16,574)								(16,574)		(16,574)
Total comprehensive income		268,231								(16,574)	[1]	(16,574)		284,805
SBC expense	[1]	3,036						1,252	1,784			3,036
Options exercised	[1]	$ 1,855				2,219		(364)				(364)
Options exercised, shares		58,675	[2]	59,000	[1]
Dividends (Note 17.2)		$ (134,019)				1,877								(135,896)
Dividends (Note 18.2), shares		41,247	[3]	41,000
Balance end of period at Dec. 31, 2023		$ 6,985,516				$ 3,777,323		22,907	8,006	(71,004)	[1]	(40,091)		3,248,284
Balance, shares at end of period at Dec. 31, 2023		453,069,254		453,069,000		453,069,254
Total comprehensive income
Net earnings		$ 164,041												164,041
OCI	[1]	(5,566)								(5,566)		(5,566)
Total comprehensive income		158,475								(5,566)	[1]	(5,566)		164,041
SBC expense	[1]	1,598						674	924			1,598
Options exercised	[1]	$ 3,867				$ 4,565		(698)				(698)
Options exercised, shares		158,148	[2]	158,000	[1]
RSUs released	[1]					2,960			(2,960)			(2,960)
RSUs released, shares		68,277	[2]	68,000	[1]
Dividends (Note 17.2)		$ (70,261)												(70,261)
Balance end of period at Mar. 31, 2024		$ 7,079,195				3,784,848		22,883	5,970	(76,570)	[1]	(47,717)		3,342,064
Balance, shares at end of period at Mar. 31, 2024		453,295,679		453,295,000
Balance at beginning of period at Dec. 31, 2023		$ 6,985,516				$ 3,777,323		22,907	8,006	(71,004)	[1]	(40,091)		3,248,284
Balance, shares at beginning of period at Dec. 31, 2023		453,069,254		453,069,000		453,069,254
Total comprehensive income
Net earnings		$ 286,358
OCI		11,416
Total comprehensive income		297,774
Dividends (Note 17.2)														(140,534)
Realized loss/(gain) on disposal of LTIs ¹ (Note 18.3)		35,768
Balance end of period at Jun. 30, 2024		$ 7,159,672				$ 3,796,172		22,106	6,874	(91,166)	[1]	(62,186)		3,425,686
Balance, shares at end of period at Jun. 30, 2024		453,635,246		453,635,000		453,635,246
Balance at beginning of period at Mar. 31, 2024		$ 7,079,195				$ 3,784,848		22,883	5,970	(76,570)	[1]	(47,717)		3,342,064
Balance, shares at beginning of period at Mar. 31, 2024		453,295,679		453,295,000
Total comprehensive income
Net earnings		$ 122,317												122,317
OCI	[1]	16,982								16,982		16,982
Total comprehensive income		139,299								16,982	[1]	16,982		122,317
SBC expense	[1]	1,655						698	957			1,655
Options exercised	[1]	$ 8,386				9,861		(1,475)				(1,475)
Options exercised, shares		311,211	[2]	311,000	[1]
RSUs released	[1]					53			(53)			(53)
RSUs released, shares		1,217	[2]	1,000	[1]
Dividends (Note 17.2)		$ (68,863)				1,410								(70,273)
Dividends (Note 18.2), shares		27,139	[3]	28,000
Realized loss/(gain) on disposal of LTIs ¹ (Note 18.3)		$ 35,768								(31,578)	[1]	(31,578)	[1]	31,578	[1]
Balance end of period at Jun. 30, 2024		$ 7,159,672				$ 3,796,172		$ 22,106	$ 6,874	$ (91,166)	[1]	$ (62,186)		$ 3,425,686
Balance, shares at end of period at Jun. 30, 2024		453,635,246		453,635,000		453,635,246

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
[3]	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date.